Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information by business segment and by geographic area
Product inventory	$ 3,487	$ 2,867
Investments in associates and joint ventures	3,225	3,568	$ 3,696
Property, plant and equipment and intangible	56,347	63,371
Capital expenditures - Sustaining capital	2,896	2,231	2,088
Capital expenditures - Project execution	888	1,600	2,863
Depreciation, depletion and amortization	3,351	3,708	3,487
Ferrous minerals
Information by business segment and by geographic area
Product inventory	2,210	1,770
Investments in associates and joint ventures	1,814	1,922
Property, plant and equipment and intangible	31,377	36,103
Capital expenditures - Sustaining capital	1,569	1,194	891
Capital expenditures - Project execution	823	1,485	2,355
Depreciation, depletion and amortization	1,672	1,709	1,533
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Goodwill	1,841	2,157
Coal
Information by business segment and by geographic area
Product inventory	119	82
Investments in associates and joint ventures	317	317
Property, plant and equipment and intangible	1,589	1,719
Capital expenditures - Sustaining capital	132	73	149
Capital expenditures - Project execution	24	45	463
Depreciation, depletion and amortization	252	296	185
Base metals
Information by business segment and by geographic area
Product inventory	1,147	1,009
Investments in associates and joint ventures	14	13
Property, plant and equipment and intangible	21,295	23,603
Capital expenditures - Sustaining capital	1,189	960	1,045
Capital expenditures - Project execution	34	50	12
Depreciation, depletion and amortization	1,351	1,590	1,636
Base metals | Nickel and other products
Information by business segment and by geographic area
Goodwill	1,812	1,953
Others
Information by business segment and by geographic area
Product inventory	11	6
Investments in associates and joint ventures	1,080	1,316
Property, plant and equipment and intangible	2,086	1,946
Capital expenditures - Sustaining capital	6	4	3
Capital expenditures - Project execution	7	20	33
Depreciation, depletion and amortization	$ 76	$ 113	$ 133